Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net operating revenues	$ 3,707.2	$ 3,162.9	$ 2,405.9
Less: Provision for doubtful accounts	(61.2)	(47.2)	(31.6)
Net operating revenues less provision for doubtful accounts	3,646.0	3,115.7	2,374.3
Operating expenses:
Salaries and benefits	1,985.9	1,670.8	1,161.7
Other operating expenses	492.1	432.1	351.6
Occupancy costs	71.3	53.9	41.6
Supplies	140.0	128.7	111.9
General and administrative expenses	133.4	133.3	124.8
Depreciation and amortization	172.6	139.7	107.7
Professional fees—accounting, tax, and legal	1.9	3.0	9.3
Total operating expenses	2,997.2	2,569.0	1,906.9
Loss on early extinguishment of debt	7.4	22.4	13.2
Interest expense and amortization of debt discounts and fees	172.1	142.9	109.2
Government, class action, and related settlements	0.0	7.5	(1.7)
Other income	(2.9)	(5.5)	(31.2)
Equity in net income of nonconsolidated affiliates	(9.8)	(8.7)	(10.7)
Income from continuing operations before income tax expense	482.0	395.6	386.9
Provision for income tax expense	163.9	141.9	110.7
Income from continuing operations	318.1	253.7	276.2
(Loss) income from discontinued operations, net of tax	0.0	(0.9)	5.5
Net income	318.1	252.8	281.7
Less: Net income attributable to noncontrolling interests	(70.5)	(69.7)	(59.7)
Net income attributable to HealthSouth	247.6	183.1	222.0
Less: Convertible perpetual preferred stock dividends	0.0	(1.6)	(6.3)
Net income attributable to HealthSouth common shareholders	$ 247.6	$ 181.5	$ 215.7
Weighted average common shares outstanding:
Basic (shares)	89.1	89.4	86.8
Diluted (shares)	99.5	101.0	100.7
Basic earnings per share attributable to HealthSouth common shareholders:
Continuing operations (in dollars per share)	$ 2.77	$ 2.03	$ 2.40
Discontinued Operations (in dollars per share)	0.00	(0.01)	0.06
Net income (in dollars per share)	2.77	2.02	2.46
Diluted earnings per share attributable to HealthSouth common shareholders:
Continuing operations (in dollars per share)	2.59	1.92	2.24
Discontinued operations (in dollars per share)	0.00	(0.01)	0.05
Net income (in dollars per share)	2.59	1.91	2.29
Cash dividends per common share (in dollars per share)	$ 0.94	$ 0.88	$ 0.78
Amounts attributable to HealthSouth common shareholders:
Income from continuing operations	$ 247.6	$ 184.0	$ 216.5
(Loss) income from discontinued operations, net of tax	0.0	(0.9)	5.5
Net income attributable to HealthSouth	$ 247.6	$ 183.1	$ 222.0